COLLABORATION AND LICENSE AGREEMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Apr. 30, 2025
Schedule of License and Collaboration Agreements [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Total revenue			$ 858	$ 636
Research and development			19,597	41,507
AbCellera Collaboration
Schedule of License and Collaboration Agreements [Line Items]
Research and development				400
License Agreement | Sanofi
Schedule of License and Collaboration Agreements [Line Items]
Upfront payment		$ 3,000
Aggregate development and regulatory milestone payments			43,000
Obligation to payment upon maximum achievement of certain clinical and commercial milestones			150,000
License Agreement | Sanofi | License Rights
Schedule of License and Collaboration Agreements [Line Items]
Transaction costs associated with asset acquisition					$ 100
License Agreement | Sanofi | License Rights | IPR&D
Schedule of License and Collaboration Agreements [Line Items]
Research and development			0	0	$ 3,100
Collaboration [Member]
Schedule of License and Collaboration Agreements [Line Items]
Total revenue			$ 800	$ 600
Johnson & Johnson | Securities Purchase Agreement
Schedule of License and Collaboration Agreements [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	454,545
Sale of stock, price per share (in dollars per share)	$ 14.56
Sale of stock, premium on stock price (as a percent)	10.00%
Gross proceeds	$ 6,600
Allocated amounts	1,200
Johnson & Johnson | Securities Purchase Agreement | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Fair value	5,400
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Premium
Schedule of License and Collaboration Agreements [Line Items]
Allocated amounts	700
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Discount for Lack of Marketability
Schedule of License and Collaboration Agreements [Line Items]
Allocated amounts	$ 500
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Price Volatility | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Measurement input	1.132
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Risk Free Interest Rate | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Measurement input	0.0528
Johnson & Johnson | License
Schedule of License and Collaboration Agreements [Line Items]
Collaboration agreement term	2 years
Upfront payment						$ 500